Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2013
Basis of Presentation and General Information
Schedule of revenue by major customer pecentage
	Year ended December 31,
	2011	2012	2013
Customer A - Drilling rig segment	21%	-	-
Customer B - Drilling rig segment	12%	38%	26%
Customer C - Drilling rig segment	-	14%	-
Customer D - Drilling rig segment	24%	-	-
Customer E - Drilling rig segment	-	-	11%
Customer F - Drilling rig segment	-	-	14%